Earnout Liability - Schedule of Fair Value of the Earnout Liability (Details)	Dec. 31, 2024
Discount Rate [Member] | Minimum [Member]
Schedule of Fair Value of the Earnout Liability [Line Items]
Earnout liability key assumptions	20.7
Discount Rate [Member] | Maximum [Member]
Schedule of Fair Value of the Earnout Liability [Line Items]
Earnout liability key assumptions	22.8
Expected Term [Member] | Minimum [Member]
Schedule of Fair Value of the Earnout Liability [Line Items]
Earnout liability key assumptions	1
Expected Term [Member] | Maximum [Member]
Schedule of Fair Value of the Earnout Liability [Line Items]
Earnout liability key assumptions	1.5
Expected Volatility [Member]
Schedule of Fair Value of the Earnout Liability [Line Items]
Earnout liability key assumptions	48.09
Risk-Free Interest Rate [Member]
Schedule of Fair Value of the Earnout Liability [Line Items]
Earnout liability key assumptions	4.16